Change in functional and presentation currency (Tables)	12 Months Ended
Dec. 31, 2021
Change in functional and presentation currency
Schedule of Jumia Technologies AG German subsidiaries

Company name	Country of incorporation
AIH Subholding Nr. 11 UG (haftungsbeschränkt) & Co. KG	GERMANY
Juwel 193. V V UG (haftungsbeschränkt) & Co. Vierte Verwaltungs KG	GERMANY
AIH General Merchandise UG (haftungsbeschränkt) & Co. KG	GERMANY
AIH General Merchandise Nigeria UG (haftungsbeschränkt) & Co. KG	GERMANY
AIH General Merchandise Kenya UG (haftungsbeschränkt) & Co. KG	GERMANY
AIH General Merchandise Ivory Coast UG (haftungsbeschränkt) & Co. KG	GERMANY
AIH General Merchandise Morocco UG (haftungsbeschränkt) & Co. KG	GERMANY
AIH General Merchandise Algeria UG (haftungsbeschränkt) & Co. KG	GERMANY
AIH General Merchandise Egypt UG (haftungsbeschränkt) & Co. KG	GERMANY
AIH General Merchandise Cameroon UG (haftungsbeschränkt) & Co. KG	GERMANY
AIH Subholding Nr. 8 UG (haftungsbeschränkt) & Co. KG	GERMANY
Juwel 193. V V UG (haftungsbeschränkt) & Co. Fünfte Verwaltungs KG	GERMANY
Juwel 193. V V UG (haftungsbeschränkt) & Co. 23. Verwaltungs KG	GERMANY
Juwel 193. V V UG (haftungsbeschränkt) & Co. 24. Verwaltungs KG	GERMANY
AIH Subholding Nr. 10 UG (haftungsbeschränkt) & Co. KG	GERMANY
Juwel 193 V V UG (haftungsbeschränkt) & Co. Zwölfte Verwaltungs KG	GERMANY
Juwel 193. V V UG (haftungsbeschränkt)	GERMANY
Juwel 194. V V UG (haftungsbeschränkt)	GERMANY
Jumia UG (haftungsbeschränkt) & Co. KG	GERMANY
Juwel 194. V V UG (haftungsbeschränkt) & Co. Erste Verwaltungs KG	GERMANY
Juwel 193. V V UG (haftungsbeschränkt) & Co. 132. Verwaltungs KG	GERMANY
AIH General Merchandise Tanzania UG (haftungsbeschränkt) & Co. KG	GERMANY
Jumia Services GmbH	GERMANY
Bambino 162. V V UG (haftungsbeschränkt)	GERMANY

Schedule of opening statement of financial position

	As of January 1, 2019	As of December 31, 2019
In thousands	Restated (USD)	Restated (USD)
Assets
Non-current assets
Property and equipment	5,746	19,551
Intangible assets	206	53
Deferred tax assets	200	122
Other non-current assets	1,443	1,691
Total Non-current assets	7,595	21,417
Current assets
Inventories	10,789	11,210
Trade and other receivables	14,899	18,995
Income tax receivables	831	813
Other taxes receivable	4,774	6,051
Prepaid expenses	8,451	14,123
Term deposits and other financial assets	—	70,005
Cash and cash equivalents	115,165	190,679
Total Current assets	154,909	311,876
Total Assets	162,504	333,293
Equity and Liabilities
Equity
Share capital	152	175,868
Share premium	967,901	1,141,997
Other reserves	89,348	127,449
Accumulated losses	(1,000,216)	(1,239,991)
Equity attributable to the equity holders of the Company	57,185	205,323
Non-controlling interests	(157)	(574)
Total Equity	57,028	204,749
Liabilities
Non-current liabilities
Non-current borrowings	—	6,871
Provisions for liabilities and other charges	445	253
Deferred income	—	1,347
Total Non-current liabilities	445	8,471
Current liabilities
Current borrowings	—	3,427
Trade and other payables	54,118	63,310
Income tax payables	12,453	11,278
Other taxes payable	8,495	5,014
Provisions for liabilities and other charges	22,536	30,325
Deferred income	7,429	6,719
Total Current liabilities	105,031	120,073
Total Liabilities	105,476	128,544
Total Equity and Liabilities	162,504	333,293